INVESTMENTS NOVEMBER 30, 1995

Showing Percentage of Total Value of Investments


U.S. TREASURY OBLIGATIONS - 21.4%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
1/31/96 5.71% $ 2,000,000 $ 1,993,920
2/15/96 6.18  4,000,000  3,986,405
2/15/96 6.21  5,000,000  4,983,009
2/29/96 5.60  5,000,000  4,986,194
4/15/96 5.51  2,000,000  2,026,070
4/30/96 5.58  2,000,000  2,014,681
4/30/96 5.63  4,000,000  3,995,281
4/30/96 5.65  4,000,000  3,995,095
5/15/96 5.43  1,000,000  1,007,501
TOTAL U.S. TREASURY OBLIGATIONS   28,988,156
REPURCHASE AGREEMENTS - 78.6%
 MATURITY
 AMOUNT
In a joint trading account
 (U.S. Treasury Obligations)
 dated 11/30/95, due 12/1/95:
 (Notes 2 and 3)
  At 5.90%  $ 82,013,442  82,000,000
  At 5.91%   24,575,034  24,571,000
TOTAL REPURCHASE AGREEMENTS   106,571,000
TOTAL INVESTMENTS - 100%  $ 135,559,156
Total Cost for Income Tax Purposes  $ 135,559,156
INCOME TAX INFORMATION
At November 30, 1995, the fund had a capital loss carryforward of approximately $100,000 of which $29,000, $9000, $48,000 and $14,000 will expire on November 30, 1999, 2001, 2002 and 2003, respectively.


FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1995

1.ASSETS                                                                                    2.         3.

4.Investment in securities, at value (including repurchase agreements of $106,571,000) -    5.         $ 135,559,156
See accompanying schedule

6.Cash                                                                                      7.          16,101


8.Interest receivable                                                                       9.          302,604

10. 11.TOTAL ASSETS                                                                         12.         135,877,861

13.LIABILITIES                                                                              14.        15.

16.Distributions payable                                                                    $ 30,611   17.

18.Accrued management fee                                                                    48,344    19.

20. 21.TOTAL LIABILITIES                                                                    22.         78,955

23.24.NET ASSETS                                                                            25.        $ 135,798,906

26.Net Assets consist of:                                                                   27.        28.

29.Paid in capital                                                                          30.        $ 135,846,006

31.Accumulated net realized gain (loss) on investments                                      32.         (47,100)

33.34.NET ASSETS, for 135,846,006 shares outstanding                                        35.        $ 135,798,906

36.37.NET ASSET VALUE, offering price and redemption price per share                        38.         $1.00
($135,798,906 (divided by) 135,846,006 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED NOVEMBER 30, 1995

39.40.INTEREST INCOME                                         41.         $ 11,526,369

42.EXPENSES                                                   43.         44.

45.Management fee                                             $ 840,945   46.

47.Non-interested trustees' compensation                       1,154      48.

49. 50.TOTAL EXPENSES                                         51.          842,099

52.53.NET INTEREST INCOME                                     54.          10,684,270

55.56.NET REALIZED GAIN (LOSS) ON INVESTMENTS                 57.          (14,087)


58.59.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    60.         $ 10,670,183


STATEMENT OF CHANGES IN NET ASSETS

                                                                                      YEARS ENDED NOVEMBER 30,

                                                                                      1995                       1994

61.INCREASE (DECREASE) IN NET ASSETS

62.Operations                                                                         $ 10,684,270               $ 13,640,847
Net interest income

63. Net realized gain (loss)                                                           (14,087)                   (48,217)

64. 65.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 10,670,183                 13,592,630

66.Distributions to shareholders from net interest income                              (10,684,270)               (13,640,847)

67.Share transactions at net asset value of $1.00 per share                            129,257,739                513,135,378
Proceeds from sales of shares

68. Reinvestment of distributions from net interest income                             9,981,409                  12,343,246

69. Cost of shares redeemed                                                            (247,566,577)              (804,168,405)

70.71.                                                                                 (108,327,429)              (278,689,781)
NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM SHARE TRANSACTIONS

72.  73.TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (108,341,516)              (278,737,998)

74.NET ASSETS                                                                         75.                        76.

77. Beginning of period                                                                244,140,422                522,878,420

78. End of period                                                                     $ 135,798,906              $ 244,140,422


FINANCIAL HIGHLIGHTS
   SELECTED PER-SHARE DATA



    79.Fiscal years ended
1995          1994          1993          1992           1991           1990          1989           1988          1987A
 November 30

 80.Net asset value,
$ 1.000       $ 1.000       $ 1.000       $ 1.000        $ 1.000        $ 1.000       $ 1.000        $ 1.000       $ 1.000
 beginning of period

 81.Income from
 .055          .036          .028          .037           .058           .078          .088           .071          .018
 Investment Operations
  Net interest income

 82.Less Distributions
(.055)        (.036)        (.028)        (.037)         (.058)         (.078)        (.088)         (.071)        (.018)
  From net interest
 income

 83.Net asset value,
$ 1.000       $ 1.000       $ 1.000       $ 1.000        $ 1.000        $ 1.000       $ 1.000        $ 1.000       $ 1.000
 end of period

 84.Total return
5.62          3.63          2.82          3.73           5.98           8.09          9.17           7.29%         1.77%B
%             %             %             %              %              %             %              B

 85.RATIOS AND SUPPLEMENTAL DATA

 86.Net assets, end of
$ 135,799     $ 244,140     $ 522,878     $ 1,084,96     $ 1,095,48     $ 935,570     $ 1,013,07     $ 372,999     $ 21,018
 period                                   3              3                            7
 (000 omitted)

 87.Ratio of expenses
 .43           .43           .43           .43            .43            .43           .43            .40%          .15%C
 to average
%             %             %             %              %              %             %              D             D
 net assets

 88.Ratio of net interest
5.46          3.44          2.79          3.64           5.81           7.81          8.81           7.71%         6.70%C
 income to
%             %             %             %              %              %             %
 average net assets


   A AUGUST 27,1987 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1987.
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C ANNUALIZED
D FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
State and Local Asset Management Series : Government Money Market Portfolio (the fund) is a fund of Fidelity Institutional Investors Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940
Act), as an open-end management investment company organized as a Delaware business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
REVERSE REPURCHASE AGREEMENTS. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement.
3. JOINT TRADING ACCOUNT.
At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments were $82,013,442 at 5.90% and $24,575,034 at 5.91%. The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
DATED NOVEMBER 30, 1995, DUE DECEMBER 31, 1995 AT 5.90%
Number of dealers or banks 14
Maximum amount with one dealer or bank 31.8%
Aggregate principal amount of agreements $7,768,000,000
Aggregate maturity amount of agreements $7,769,273,426
Aggregate market value of collateral $7,932,590,731
Coupon rates of collateral 0% to 15.75%
Maturity dates of collateral 12/21/95 to 2/15/23
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED NOVEMBER 30, 1995, DUE DECEMBER 31, 1995 AT 5.91%
Number of dealers or banks 6
Maximum amount with one dealer or bank 44.6%
Aggregate principal amount of agreements $560,000,000
Aggregate maturity amount of agreements $560,091,947
Aggregate market value of collateral $571,776,107
Coupon rates of collateral 0% to 13.75%
Maturity dates of collateral 12/21/95 to 8/15/05
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of
 .43% of the fund's average net assets.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plan (the Plan), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the fund's distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use their resources to pay administrative and promotional expenses related to the sale of the fund's shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of the fund's shares or render shareholder support services. FMR or FDC has informed the fund that payments made to third parties under the Plan amounted to $922 for the period.
5. SUBSEQUENT EVENT.
The Board of Trustees of Fidelity Institutional Investors Trust has unanimously approved an Agreement and Plan of Reorganization and Liquidation (Agreement and Plan) between the fund and Fidelity Institutional Cash Portfolios: Treasury (FICP: Treasury) (Reorganization). The Agreement and Plan will be presented to the fund's shareholders for their vote of approval or disapproval at a special meeting to be held on June 19, 1996. The Agreement and Plan provides for the transfer of substantially all of the assets and the assumption of substantially all of the liabilities of the fund in exchange solely for shares of equal value in
FICP: Treasury Class I at the close of business on the day that the Reorganization is effective. Since FMR manages each fund to maintain a stable $1.00 per share net asset value, it is anticipated that the fund would exchange its shares for an equal number of FICP: Treasury Class I shares. If the Agreement and Plan is approved, the Reorganization is expected to become effective on or about August 31, 1996.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of Fidelity Institutional
Investors Trust: State and Local Asset Management Series: Government Money Market Portfolio:

We have audited the accompanying statement of assets and liabilities of Fidelity Institutional Investors Trust: State and Local Asset Management
Series: Government Money Market Portfolio, including the schedule of portfolio investments, as of November 30, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the eight years in the period then ended and the period August 27,1987 (commencement of operations) to November 30, 1987. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30 ,1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Institutional Investors Trust: State and Local Asset Management
Series: Government Money Market Portfolio as of November 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the eight years in the period then ended, and the period August 27,1987 (commencement of operations) to November 30, 1987 in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Dallas, Texas
December 29, 1995

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Leland C. Barron, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
Thomas D. Maher, ASSISTANT VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND
SHAREHOLDER
SERVICING AGENT
Fidelity Investments
Institutional Operations Company
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
* INDEPENDENT TRUSTEES